PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,965	$ 1,129	$ 746